UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March
31, 2004

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     May 14, 2004

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Total Value: $ 412,285(thousands)


List of Other Included Managers:

	NONE





Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Adolor Corporation           Common     00724X102   $11,596     770,000    SH    SOLE  N/A     589,000  N/A      181,000
Biopure Corp                 Common     09065H105   $ 5,001   3,205,950    SH    SOLE  N/A   2,234,300  N/A      971,650
Citigroup Inc                Common     172967101   $11,434     221,170    SH    SOLE  N/A     169,600  N/A       51,570
Collagenex Pharmaceuticals   Common     19419B100   $12,987     975,000    SH    SOLE  N/A     739,500  N/A      235,500
Cia Saneamento Basico De     ADR        20441A102   $ 9,612     775,150    SH    SOLE  N/A     488,000  N/A      287,150
Cia Paranaense De Energi     ADR        20441B407   $ 1,332     346,100    SH    SOLE  N/A     200,000  N/A      146,100
Continental Airlines-Clb     Common     210795308   $ 5,526     441,000    SH    SOLE  N/A     441,000  N/A            0
Corixa Corp                  Common     21887F100   $ 6,889   1,076,400    SH    SOLE  N/A     818,000  N/A      258,400
Dean Foods Co                Common     242370104   $ 8,205     245,650    SH    SOLE  N/A     192,650  N/A       53,000
Diomed Holdings Inc          Common     25454R108   $ 8,847  52,041,749    SH    SOLE  N/A  36,964,476  N/A   15,077,273
Durect Corporation           Common     266605104   $15,456   4,559,200    SH    SOLE  N/A   3,165,000  N/A    1,394,200
Easylink Services Corp       Common     27784T200   $ 5,668   3,542,613    SH    SOLE  N/A   2,466,552  N/A    1,076,061
Emcor Group Inc              Common     29084Q900   $ 5,523     150,500    SH    SOLE  N/A     128,900  N/A       21,600
Enterra Energy Trust         Unit       29381P102   $10,190     824,400    SH    SOLE  N/A     699,000  N/A      125,400
Exact Sciences Corp          Common     30063P105   $10,615   1,354,000    SH    SOLE  N/A   1,035,000  N/A      319,000
Freeport-Mcmoran Copper-B    Common     35671D857   $ 5,035     128,800    SH    SOLE  N/A     114,000  N/A       14,800
General Cable Corp           Common     369300108   $16,607   2,250,300    SH    SOLE  N/A   1,656,000  N/A      594,300
Graftech International Ltd   Common     384313102   $14,694     982,850    SH    SOLE  N/A     719,500  N/A      263,350
Heska Corp                   Common     42805E108   $10,347   4,421,760    SH    SOLE  N/A   3,472,660  N/A      949,100
Indus International Inc      Common     45578L100   $ 7,606   2,257,000    SH    SOLE  N/A   1,873,000  N/A      384,000
Iron Mountain Inc            Common     462846106   $ 8,730     195,600    SH    SOLE  N/A     151,200  N/A       44,400
Jacuzzi Brands Inc           Common     469865109   $ 6,730     717,500    SH    SOLE  N/A     670,000  N/A       47,500
Kt Corp                      ADR        48268K101   $ 7,938     416,900    SH    SOLE  N/A     324,000  N/A       92,900
Logicvision Inc              Common     54140W107   $ 5,518   1,310,600    SH    SOLE  N/A     848,000  N/A      462,600
Mcdermott Intl Inc           Common     580037109   $12,010   1,431,500    SH    SOLE  N/A   1,064,000  N/A      367,500
Nec Corp                     ADR        629050204   $ 1,167     142,000    SH    SOLE  N/A     120,000  N/A       22,000
Natural Golf Corp            Common     63888E203   $ 1,226     315,900    SH    SOLE  N/A     305,000  N/A       10,900
Newell Rubbermaid Inc.       Common     651229106   $10,091     434,950    SH    SOLE  N/A     339,000  N/A       95,950
Nextel Communications Corp   Common     65332V103   $ 9,559     387,650    SH    SOLE  N/A     284,500  N/A      103,150
Posco                        ADR        693483109   $ 7,520     212,500    SH    SOLE  N/A     168,900  N/A       43,600
Penford Corp                 Common     707051108   $ 4,325     259,600    SH    SOLE  N/A     193,500  N/A       66,100
Telekomunik Indonesia        ADR        715684106   $14,419     855,700    SH    SOLE  N/A     626,800  N/A      228,900
Pfizer Inc                   Common     717081103   $ 4,115     117,400    SH    SOLE  N/A     117,000  N/A          400
Praecis Pharmaceuticals Inc  Common     739421105   $ 7,987   1,351,400    SH    SOLE  N/A     998,500  N/A      352,900
Protein Design Labs Inc      Common     74369L103   $ 7,429     311,868    SH    SOLE  N/A     244,185  N/A       67,683
Quixote Corp                 Common     749056107   $ 8,782     418,200    SH    SOLE  N/A     312,900  N/A      105,300
Rostelecom                   ADR        778529107   $13,640     915,450    SH    SOLE  N/A     708,600  N/A      206,850
Stewart & Stevenson Services Common     860342104   $10,306     704,900    SH    SOLE  N/A     523,500  N/A      181,400
Strategic Diagnostics Inc    Common     862700101   $ 6,587   1,667,500    SH    SOLE  N/A   1,198,000  N/A      469,500
Thoratec Corp                Common     885175307   $ 6,783     544,400    SH    SOLE  N/A     425,800  N/A      118,600
Tier Technologies Inc-Clb    Common     88650Q100   $12,695   1,187,600    SH    SOLE  N/A     885,500  N/A      302,100
Time Warner Inc              Common     887317105   $ 9,877     585,850    SH    SOLE  N/A     512,000  N/A       73,850
Tripath Imaging Inc          Common     896942109   $11,491   1,254,516    SH    SOLE  N/A     969,000  N/A      285,516
United Therapeutics Corp     Common     91307C102   $ 8,436     354,000    SH    SOLE  N/A     341,000  N/A       13,000
Unumprovident Corp           Common     91529Y106   $ 9,085     621,000    SH    SOLE  N/A     477,000  N/A      144,000
Virologic Inc                Common     92823R201   $11,116   3,668,592    SH    SOLE  N/A   2,831,492  N/A      837,100
Vivus Inc                    Common     928551100   $11,255   1,830,000    SH    SOLE  N/A  1,349,000   N/A       481000
Wal-Mart Stores Inc          Common     931142103   $   298       5,000    SH    SOLE  N/A        -     N/A         5000